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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06537
Invesco Van Kampen Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Trust for Investment
Grade New York Municipals
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us	VK-CE-IGNYM-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—165.44%

New York—156.70%
Albany (City of) Capital Resource Corp. (St. Peters Hospital); Series 2011, RB	6.25%	11/15/38	$1,860	$1,882,413
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility IDR	5.75%	11/15/27	1,000	1,004,240
Battery Park (City of) City Authority; Series 2009 B, RB	5.00%	11/01/34	3,200	3,380,992
Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, CAB RB (a)	0.00%	07/15/34	6,700	1,487,869
Series 2009, PILOT RB	6.25%	07/15/40	825	830,115
Series 2009, PILOT RB	6.38%	07/15/43	825	837,202
Chautauqua (County of) Industrial Development Agency (NRG — Dunkirk Power); Series 2009, Exempt Facility IDR	5.88%	04/01/42	2,340	2,230,535
Dutchess (County of) Industrial Development Agency (Elant Fishkill, Inc.); Series 2007 A, Civic Facility IDR	5.25%	01/01/37	920	653,458
East Rochester (City of) Housing Authority (Senior Living Woodland Village); Series 2006, Ref. RB	5.50%	08/01/33	2,400	1,924,272
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB	5.25%	05/01/28	3,245	3,436,520
Series 2011 A, School Facility RB	5.25%	05/01/30	2,305	2,431,591
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Solid Waste Disposal Ref. IDR (b)	5.20%	12/01/23	2,150	2,093,756
Hempstead (Town of) Industrial Development Agency (Adelphi University); Series 2002, Civic Facility IDR (c)(f)	5.50%	06/01/32	2,000	2,015,640
Hempstead (Town of) Local Development Corp. (Molloy College); Series 2009, Corporate RB	5.75%	07/01/39	2,655	2,677,036
Islip (City of) Resource Recovery Agency (1985 Facility); Series 1994 B, RB (INS-AMBAC) (b)(d)	7.25%	07/01/11	2,000	2,010,560
Long Island (City of) Power Authority; Series 2003 C, Electric System RB (INS-CIFG) (d)	5.25%	09/01/29	400	431,072
Series 2006 E, Electric System RB	5.00%	12/01/17	1,975	2,233,764
Series 2009 A, Electric System RB	6.25%	04/01/33	1,860	2,073,398
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, Civic Facility IDR (INS-AMBAC) (d)	5.00%	07/01/35	1,620	1,636,297
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility IDR (INS-CIFG) (d)	5.00%	06/01/28	1,000	900,250
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility IDR	5.50%	02/01/32	750	680,318
Metropolitan Transportation Authority (Build America Bonds); Series 2009 B, Dedicated Tax Federal RB	5.25%	11/15/27	1,535	1,645,858
Metropolitan Transportation Authority; Series 2005 B, RB (INS-BHAC) (d)(e)	5.00%	11/15/31	10,000	10,161,300
Subseries 2011 B-2, Dedicated Tax Federal RB	5.00%	11/15/32	1,000	1,035,830
Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease IDR (INS-SYNCORA) (d)	5.00%	07/01/34	1,500	1,330,890
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community IDR	6.70%	01/01/43	5,000	4,638,250
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,010,880
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Special Facility Ref. IDR	5.00%	05/01/21	2,445	2,716,615
Series 2009 A, Special Facility Ref. IDR	5.00%	05/01/29	1,500	1,550,940
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT IDR (INS-AMBAC) (d)	5.00%	01/01/36	2,000	1,706,900
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility IDR (b)(f)(g)	5.50%	01/01/19	3,710	3,939,204
Series 2005, Special Facility IDR (b)(f)(g)	5.50%	01/01/20	3,000	3,153,300
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Series 2005, Special Facility IDR (b)(f)(g)	5.50%	01/01/21	$4,000	$4,190,800
New York (City of) Industrial Development Agency (YMCA of Greater New York); Series 1997, Civic Facility RB	5.80%	08/01/16	1,125	1,127,846
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (e)	5.00%	06/15/31	10,000	10,299,800
Series 2005 D, Water & Sewer System RB (e)	5.00%	06/15/37	12,000	12,106,680
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,110,450
Series 2009 S-3, Building Aid RB	5.25%	01/15/39	2,000	2,066,440
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (d)(e)	5.00%	07/01/44	10,890	10,949,786
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (e)	5.00%	02/01/26	10,000	10,635,500
Subseries 2008 L-1, Unlimited Tax GO Bonds (e)	5.00%	04/01/27	10,000	10,586,100
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2003 B, RB (INS-SYNCORA) (d)	5.38%	07/01/23	2,340	2,416,869
New York (State of) Dormitory Authority (Catholic Health Services of Long Island — St. Francis Hospital); Series 2004, Obligated Group RB	5.00%	07/01/27	2,200	2,199,912
New York (State of) Dormitory Authority (City of New York Issue); Series 2005 A, Court Facilities Lease Non State Supported Debt RB (INS-AMBAC) (d)	5.50%	05/15/30	1,750	1,927,835
New York (State of) Dormitory Authority (City University System Consolidated); Series 1993 A, RB	5.75%	07/01/13	1,925	2,012,607
Series 1995 A, RB	5.63%	07/01/16	3,000	3,344,670
New York (State of) Dormitory Authority (Columbia University); Series 2011, Non State Supported Debt RB	5.00%	10/01/41	2,225	2,347,775
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, Non State Supported Debt RB (INS-AGM) (d)	5.75%	11/01/40	1,255	1,310,860
New York (State of) Dormitory Authority (Department of Health); Series 2005 A, Supported Debt Ref. RB (INS-CIFG) (d)	5.00%	07/01/25	1,500	1,558,515
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,362,549
New York (State of) Dormitory Authority (FIT Student Housing Corp.); Series 2007, Non State Supported Debt RB (INS-NATL/FGIC) (d)	5.25%	07/01/28	1,655	1,676,399
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, Non State Supported Debt RB (INS-AGL) (d)	5.00%	07/01/33	915	929,960
Series 2011 A, Non State Supported Debt RB	5.13%	07/01/29	500	516,685
New York (State of) Dormitory Authority (John T. Mather Memorial Hospital); Series 1996, RB (INS-CONNIE LEE) (d)	6.50%	07/01/11	1,720	1,724,954
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS-NATL) (d)	5.00%	08/01/33	1,950	1,952,983
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, Non State Supported Debt RB (INS-RADIAN) (d)	5.00%	07/01/41	2,315	1,985,645
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer Center); Series 1998 C, RB (INS-NATL) (d)	5.50%	07/01/23	3,750	4,378,837
New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (d)	5.00%	02/15/27	2,000	2,077,740
Series 2008 C, RB (INS-AGM) (b)(d)	5.25%	02/15/28	2,000	2,017,140
New York (State of) Dormitory Authority (Mount Sinai School of Medicine); Series 2009, Non State Supported Debt RB	5.13%	07/01/39	1,750	1,742,177
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (d)	5.50%	07/01/31	2,000	2,239,020
Series 2001 1, RB (INS-BHAC) (d)	5.50%	07/01/31	830	934,107
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group); Series 2006 A, Non State Supported Debt RB	5.00%	11/01/26	4,000	4,011,120
Series 2009 A, Non State Supported Debt RB	5.50%	05/01/37	1,250	1,255,513
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2007 A, Non State Supported Debt RB	5.00%	07/01/36	1,500	1,383,225
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.13%	12/01/29	1,000	946,320
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Series 2008, Non State Supported Debt RB	6.50%	12/01/21	$3,000	$3,000,000
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, Non State Supported Debt RB (INS-AGL) (d)	5.13%	07/01/39	600	606,300
New York (State of) Dormitory Authority (Providence Rest); Series 2005, Non State Supported Debt RB (INS-ACA) (d)	5.00%	07/01/35	2,000	1,237,880
Series 2005, Non State Supported Debt RB (INS-ACA) (d)	5.13%	07/01/30	2,525	1,710,889
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, Non State Supported Debt RB	5.00%	07/01/40	1,350	1,352,390
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program); Series 2008 D, RB (INS-AGL) (d)	5.75%	10/01/24	2,000	2,240,940
New York (State of) Dormitory Authority (St. Francis College); Series 2010, Non State Supported Debt RB	5.00%	10/01/40	750	743,108
New York (State of) Dormitory Authority (St. Josephs College); Series 2010, Non State Supported Debt RB	5.25%	07/01/35	1,000	997,240
New York (State of) Dormitory Authority (State University Dormitory Facilities Issue); Series 2010 A, Lease RB	5.00%	07/01/35	735	749,215
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2008 A, State Supported Debt Lease RB	5.00%	07/01/25	2,205	2,330,707
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB (INS-NATL/IBC) (d)	5.25%	05/15/15	3,600	3,993,552
Series 1993 B, RB	5.25%	05/15/19	5,010	5,629,687
New York (State of) Dormitory Authority (The New School); Series 2010, Non State Supported Debt RB	5.50%	07/01/40	2,200	2,264,042
New York (State of) Dormitory Authority (Vassar College); Series 2007, Non State Supported Debt RB	5.00%	07/01/46	1,670	1,680,805
New York (State of) Dormitory Authority; Series 2011 D, Non State Supported Debt School District Financing Program RB	5.00%	10/01/25	950	1,013,536
New York (State of) Environmental Facilities Corp. (New York City Municipal Water Finance Authority); Series 1994 A, State Water PCR (h)	5.75%	06/15/12	300	317,220
Series 1994 A, State Water PCR (h)	5.75%	06/15/12	500	528,645
Series 1994 A, State Water PCR	5.75%	06/15/12	95	100,332
New York (State of) Environmental Facilities Corp. (State Clean Water and Drinking Water — Pooled Financing Program — Sub. MFI Bonds); Series 2010 C, State Revolving RB	5.00%	10/15/39	1,505	1,573,477
New York (State of) Mortgage Agency; Series 1998 71, Homeowner Mortgage RB (b)	5.40%	04/01/29	800	800,024
Series 2007 145, Homeowner Mortgage RB (b)	5.05%	10/01/29	1,555	1,507,883
New York (State of) Thruway Authority; Series 2007 H, RB (INS-NATL) (d)	5.00%	01/01/29	2,500	2,568,300
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,073,150
New York (State of) Urban Development Corp. (Correctional Facility); Series 1994 A, Ref. RB	5.50%	01/01/14	3,315	3,518,176
New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute — Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	855	885,532
New York (State of) Urban Development Corp.; Series 2008 B, Service Contract Ref. RB	5.25%	01/01/25	2,000	2,156,020
New York City (City of) Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/30	2,230	2,227,146
New York City (City of) Industrial Development Agency (IAC/Interactive Corp.); Series 2005, Liberty IDR	5.00%	09/01/35	3,440	3,041,029
New York City (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility IDR	5.00%	05/01/25	500	531,010
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (d)	5.25%	11/01/37	3,500	3,331,930
New York City (City of) Industrial Development Agency (Staten Island University Hospital); Series 2001 B, Civic Facility IDR	6.38%	07/01/31	1,735	1,734,913
New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	2,230	2,307,136
New York City (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	1,500	1,601,775
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of) Transitional Finance Authority; Series 2008 S-2, Building Aid RB	6.00%	07/15/33	$1,350	$1,495,111
Series 2009 S-3, Building Aid RB	5.25%	01/15/27	4,500	4,803,750
Series 2011 E, Sec. Future Tax RB	5.00%	11/01/24	1,135	1,285,524
New York City (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,500	1,501,545
New York City (City of); Series 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	3,300	3,600,333
Subseries 1993 E-4, VRD Unlimited Tax GO Bonds (LOC-BNP Paribas) (i)(m)	0.11%	08/01/22	5,000	5,000,000
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(m)	0.10%	08/01/17	500	500,000
Subseries 2008 L-5, VRD Unlimited Tax GO Bonds (i)	0.75%	04/01/35	900	900,000
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	4,700	4,931,851
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 1999 A, Airport RB (INS-NATL) (b)(d)	5.63%	04/01/29	3,570	3,443,229
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 B, Civic Facility RB	6.00%	12/01/19	1,355	1,341,694
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,950	1,849,809
Port Authority of New York & New Jersey (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	1,540	1,539,138
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(d)	5.75%	12/01/22	2,000	1,948,060
Series 1997, Special Obligation RB (INS-NATL) (b)(d)	5.75%	12/01/25	2,500	2,382,400
Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB (e)	5.00%	10/01/35	17,500	17,864,000
Series 2008 152nd, Consolidated RB (b)(e)	5.00%	11/01/25	10,000	10,178,000
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (b)(d)	5.13%	12/15/28	1,000	981,830
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility IDR	5.13%	12/01/27	1,000	954,460
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (b)(f)(g)(j)	6.63%	10/01/13	1,500	1,500,105
Sodus Central School District; Series 2002, Unlimited Tax Ref. GO Bonds (INS-NATL/FGIC) (d)	5.13%	06/15/17	1,250	1,303,350
Suffolk (County of) Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	825	827,962
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility IDR (j)	5.38%	01/01/27	1,995	1,549,337
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility IDR	5.00%	07/01/37	750	775,133
Triborough Bridge & Tunnel Authority; Series 2001 A, General Purpose RB	5.00%	01/01/32	15	15,046
Troy (City of) Capital Resource Corp. (Rensselaer Polytechnic); Series 2010 A, RB	5.00%	09/01/30	2,000	2,010,880
TSASC, Inc.; Series 2006 1, Tobacco Settlement RB	5.00%	06/01/34	2,000	1,471,560
Series 2006 1, Tobacco Settlement RB	5.13%	06/01/42	3,135	2,104,808
United Nations Development Corp. Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,068,810
Warren & Washington (County of) Industrial Development Agency (Glens Falls Hospital); Series 2003 A, Civic Facility IDR (INS-AGM) (d)	5.00%	12/01/35	1,360	1,332,718
Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Mortgage IDR (c)(f)	6.50%	01/01/34	3,000	3,278,730
Westchester (County of) Tobacco Asset Securitization Corp.; Series 2005, RB	5.13%	06/01/45	5,500	3,782,350
Yonkers (City of) Economic Development Corp. (Charter School of Educational Excellence) Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,105,068

				333,048,664

Puerto Rico—5.05%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB	5.00%	07/01/37	1,000	922,030
Series 2008 WW, Power RB	5.00%	07/01/28	1,000	958,920
Series 2008 WW, Power RB	5.25%	07/01/33	1,500	1,443,045
Series 2008 WW, Power RB	5.50%	07/01/21	1,000	1,057,240
Series 2010 XX, Power RB	5.75%	07/01/36	600	607,584
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (d)	5.50%	07/01/27	$1,225	$1,228,834
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2004 I, RB (c)(f)	5.25%	07/01/33	75	85,083
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, Sales Tax RB	6.38%	08/01/39	1,500	1,587,300
Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	945	922,812
First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	2,000	1,912,460

				10,725,308

Guam—2.19%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	750	749,572
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	500,665
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	2,649,240
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	820	762,592

				4,662,069

Virgin Islands—1.50%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,500	1,510,905
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,600	1,673,936

				3,184,841

TOTAL INVESTMENTS(k)—165.44% (Cost $351,440,633)				351,620,882

Floating Rate Note Obligations(l)—(25.02)%
Notes with interest rates ranging from 0.18% to 0.27% at 05/31/11, and contractual maturities of collateral ranging from 11/01/25 to 07/01/44 (See Note 1E)				(53,175,000)

OTHER ASSETS LESS LIABILITIES—0.52%				1,095,663

PREFERRED SHARES—(40.93)%				(87,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$212,541,545

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGL	— Assured Guaranty Ltd.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CIFG	— CIFG Assurance North America, Inc.

CONNIE LEE	— Connie Lee Insurance Corp.

FGIC	— Financial Guaranty Insurance Co.

GO	— General Obligation

IBC	— International Bancshares Corp.

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RADIAN	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

SYNCORA	— Syncora Guarantee, Inc.

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Zero coupon bond issued at a discount.

(b)	Security subject to the alternative minimum tax.

(c)	Advance refunded.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $3,049,442, which represented 1.43% of the Trust’s net assets applicable to common shares.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	9.84%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $92,781,166 are held by Dealer Trusts and serve as collateral for the $53,175,000 in the floating rate note obligations outstanding at that date.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are
Invesco Van Kampen Trust for Investment Grade New York Municipals

subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority
Invesco Van Kampen Trust for Investment Grade New York Municipals

to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$351,620,882	$—	$351,620,882
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $16,632,302 and $28,694,142, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,489,276
Aggregate unrealized (depreciation) of investment securities	(12,712,570)

Net unrealized appreciation of investment securities	$1,776,706

Cost of investments for tax purposes is $349,844,176.

Invesco Van Kampen Trust for Investment Grade New York Municipals

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade New York Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.